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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment |_|;   Amendment Number: _____________

   This Amendment (Check only one.):   |_| is a restatement.
                                       |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hambrecht & Quist Capital Management LLC
Address: 30 Rowes Wharf, 4th floor
         Boston, MA 02110

Form 13F File Number: 28-______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kathleen Eckert
Title: Chief Compliance Officer
Phone: 617-772-8500

Signature, Place, and Date of Signing:


         /s/ Kathleen Eckert                  Boston, MA            11/14/06
-------------------------------------   ---------------------   ----------------
             [Signature]                    [City, State]            [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

     Form 13F File Number    Name

     28-__________________   ____________________________________
     [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        82

Form 13F Information Table Value Total:     $433,718
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.     Form 13F File Number   Name

     _____   28-_________________   ____________________________________
     [Repeat as necessary.]

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                                                                  (SEC USE ONLY)

                                    FORM 13F

Name of Reporting Manager: HAMBRECHT & QUIST CAPITAL MANAGEMENT LLC

Page 1 of 1


                                                                                                                        COLUMN 8
                                                                                       COLUMN 6                     VOTING AUTHORITY
COLUMN 1                      COLUMN 2  COLUMN 3 COLUMN 4      COLUMN 5          INVESTMENT DISCRETION    COLUMN 7      (SHARES)
----------------------------- -------- --------- -------- ------------------ ---------------------------- -------- -----------------
                                                                                      (B) SHARED-   (C)
                                TITLE              VALUE  SHARES OR SH/ PUT/           AS DEFINED SHARED-   OTHER   (A)   (B)   (C)
NAME OF ISSUER                OF CLASS   CUSIP   (X$1000)  PRN AMT  PRN CALL (A) SOLE IN INSTR. V  OTHER   MANGERS SOLE SHARED NONE
----------------------------- -------- --------- -------- --------- --- ---- -------- ----------- ------- -------- ---- ------ -----
ACADIA Pharmaceuticals, Inc.   Common  004225108    7,602   879,868  SH        Sole                          NA    Sole
Adeza Biomedical Corporation   Common  006864102    4,764   290,300  SH        Sole                          NA    Sole
Akorn, Inc.                    Common  009728106    3,750 1,038,889  SH        Sole                          NA    Sole
Alexza Pharmaceuticals, Inc.   Common  015384100    4,675   575,000  SH        Sole                          NA    Sole
Align Technology, Inc.         Common  016255101   13,098 1,151,000  SH        Sole                          NA    Sole
Allscripts Healthcare
Solutions, Inc.                Common  01988P108    1,684    75,000  SH        Sole                          NA    Sole
American Medical Systems
Holdings, Inc.                 Common  02744M108    6,395   347,000  SH        Sole                          NA    Sole
Amgen, Inc.                    Common  031162100    8,104   113,300  SH        Sole                          NA    Sole
Amylin Pharmaceuticals, Inc.   Common  032346108    6,831   155,000  SH        Sole                          NA    Sole
Ariad Pharmaceuticals, Inc.    Common  04033A100    5,446 1,249,195  SH        Sole                          NA    Sole
Avalon Pharmaceuticals, Inc.   Common  05346P106    1,061   462,121  SH        Sole                          NA    Sole
Barr Pharmaceuticals, Inc.     Common  068306109    5,698   109,700  SH        Sole                          NA    Sole
Barrier Therapeutics, Inc.     Common  06850R108    4,250   657,848  SH        Sole                          NA    Sole
Bioenvision, Inc.              Common  09059N100    1,937   351,500  SH        Sole                          NA    Sole
Biogen Idec Inc.               Common  09062X103    2,234    50,000  SH        Sole                          NA    Sole
Caraco Pharmaceutical
Laboratories, Inc.             Common  14075T107    3,354   330,100  SH        Sole                          NA    Sole
Celgene Corp.                  Common  151020104    6,820   157,500  SH        Sole                          NA    Sole
Conor MedSystems, Inc.         Common  208264101   15,563   660,299  SH        Sole                          NA    Sole
Critical Therapeutics, Inc.    Common  22674T105    1,284   534,805  SH        Sole                          NA    Sole
Cubist Pharmaceuticals, Inc.   Common  229678107   14,808   681,139  SH        Sole                          NA    Sole
Cytokinetics, Inc.             Common  23282W100      544    84,629  SH        Sole                          NA    Sole
Cytyc Corp.                    Common  232946103    5,557   227,000  SH        Sole                          NA    Sole
deCODE Genetics, Inc.          Common  243586104    3,290   598,232  SH        Sole                          NA    Sole
DepoMed, Inc.                  Common  249908104    5,506 1,349,388  SH        Sole                          NA    Sole
DJO Incorporated               Common  23325G104    7,073   170,300  SH        Sole                          NA    Sole
DOV Pharmaceutical, Inc.       Common  259858108      214   237,500  SH        Sole                          NA    Sole
Eclipsys Corporation           Common  278856109    4,657   260,000  SH        Sole                          NA    Sole
Emageon, Inc.                  Common  29076V109    9,623   617,224  SH        Sole                          NA    Sole
Emdeon Corporation             Common  290849108    4,877   416,500  SH        Sole                          NA    Sole
Endo Pharmaceuticals Holdings  Common  29264F205    3,867   118,800  SH        Sole                          NA    Sole
Epix Pharmaceuticals, Inc.     Common  26881Q101    1,998   482,533  SH        Sole                          NA    Sole
Exelixis, Inc.                 Common  30161Q104    6,832   784,430  SH        Sole                          NA    Sole
Forest Laboratories, Inc.      Common  345838106    7,971   157,500  SH        Sole                          NA    Sole
Genentech, Inc.                Common  368710406    8,121    98,200  SH        Sole                          NA    Sole
Genomic Health, Inc.           Common  37244C101    5,146   355,852  SH        Sole                          NA    Sole
Gen-Probe, Inc.                Common  36866T103    2,260    48,200  SH        Sole                          NA    Sole
Genzyme Corporation            Common  372917104   17,060   252,850  SH        Sole                          NA    Sole
Gilead Sciences, Inc.          Common  375558103   20,919   304,500  SH        Sole                          NA    Sole
Idenix Pharmaceuticals, Inc.   Common  45166R204    7,299   752,500  SH        Sole                          NA    Sole
IDEXX Laboratories, Inc.       Common  45168D104    7,647    83,900  SH        Sole                          NA    Sole
Imclone Systems, Inc.          Common  45245W109    1,274    45,000  SH        Sole                          NA    Sole
Inspire Pharmaceuticals, Inc.  Common  457733103    8,090 1,589,315  SH        Sole                          NA    Sole
Kosan Biosciences, Inc.        Common  50064W107    1,890   391,288  SH        Sole                          NA    Sole
K-V Pharmaceutical Co.          CL A   482740206    3,074   129,700  SH        Sole                          NA    Sole
Lexicon Genetics, Inc.         Common  528872104    2,466   654,000  SH        Sole                          NA    Sole
Medarex, Inc.                  Common  583916101    8,103   754,500  SH        Sole                          NA    Sole

                                                                                                                        COLUMN 8
                                                                                       COLUMN 6                     VOTING AUTHORITY
COLUMN 1                      COLUMN 2  COLUMN 3 COLUMN 4      COLUMN 5          INVESTMENT DISCRETION    COLUMN 7      (SHARES)
                              -------- --------- -------- ------------------ ---------------------------- -------- -----------------
                                                                                      (B) SHARED-   (C)
                                TITLE              VALUE  SHARES OR SH/ PUT/           AS DEFINED SHARED-   OTHER   (A)   (B)   (C)
NAME OF ISSUER                OF CLASS   CUSIP   (X$1000)  PRN AMT  PRN CALL (A) SOLE IN INSTR. V  OTHER   MANGERS SOLE SHARED NONE
----------------------------- -------- --------- -------- --------- --- ---- -------- ----------- ------- -------- ---- ------ -----
Medco Health Solutions, Inc.   Common  58405U102    3,667    61,000  SH        Sole                          NA    Sole
MedImmune, Inc.                Common  584699102    9,654   330,500  SH        Sole                          NA    Sole
Medtronic, Inc.                Common  585055106    1,625    35,000  SH        Sole                          NA    Sole
Medwave, Inc.                  Common  585081102    1,748 1,277,372  SH        Sole                          NA    Sole
MGI PHARMA, Inc.               Common  552880106    8,054   468,000  SH        Sole                          NA    Sole
Momenta Pharmaceuticals, Inc.  Common  60877T100    1,251    92,559  SH        Sole                          NA    Sole
Myogen, Inc.                   Common  62856E104    3,641   103,780  SH        Sole                          NA    Sole
Myriad Genetics, Inc.          Common  62855J104    5,682   230,500  SH        Sole                          NA    Sole
National Med Health
Card Systems, Inc.             Common  636918302    3,886   249,920  SH        Sole                          NA    Sole
Natus Medical, Inc.            Common  639050103    2,677   196,100  SH        Sole                          NA    Sole
Nektar Therapeutics            Common  640268108    7,681   533,000  SH        Sole                          NA    Sole
Neurogen Corporation           Common  64124E106    4,291   636,600  SH        Sole                          NA    Sole
NitroMed, Inc.                 Common  654798503    2,208   696,600  SH        Sole                          NA    Sole
Noven Pharmaceuticals, Inc.    Common  670009109    2,094    86,800  SH        Sole                          NA    Sole
Orthovita, Inc.                Common  68750U102    5,318 1,523,900  SH        Sole                          NA    Sole
PDL BioPharma Inc.             Common  69329Y104    3,534   184,080  SH        Sole                          NA    Sole
Penwest Pharmaceuticals Co.    Common  709754105    2,850   171,200  SH        Sole                          NA    Sole
Pfizer, Inc.                   Common  717081103    5,814   205,000  SH        Sole                          NA    Sole
Pharmacopeia Drug
Discovery, Inc.                Common  7171EP101    2,208   582,700  SH        Sole                          NA    Sole
Point Therapeutics, Inc.       Common  730694106      507   337,700  SH        Sole                          NA    Sole
Rigel Pharmaceuticals, Inc.    Common  766559603    1,574   153,300  SH        Sole                          NA    Sole
Sangamo Biosciences, Inc.      Common  800677106    2,033   365,700  SH        Sole                          NA    Sole
Schering-Plough Corporation    Common  806605101    6,148   278,300  SH        Sole                          NA    Sole
Seattle Genetics, Inc.         Common  812578102    5,258 1,081,900  SH        Sole                          NA    Sole
Senomyx, Inc.                  Common  81724Q107    5,137   334,250  SH        Sole                          NA    Sole
Taro Pharmaceuticals
Industries Ltd.                Common  M8737E108    2,405   180,800  SH        Sole                          NA    Sole
Telik, Inc.                    Common  87959M109    3,381   190,058  SH        Sole                          NA    Sole
Tercica, Inc.                  Common  88078L105    5,665 1,062,940  SH        Sole                          NA    Sole
Teva Pharmaceutical
Industries, Ltd. ADR            ADR    881624209   12,381   363,177  SH        Sole                          NA    Sole
Theravance, Inc.               Common  88338T104    8,024   296,757  SH        Sole                          NA    Sole
Third Wave Technologies, Inc.  Common  88428W108    3,176   708,973  SH        Sole                          NA    Sole
United Therapeutics Corp.      Common  91307C102    8,212   156,300  SH        Sole                          NA    Sole
UnitedHealth Group, Inc.       Common  91324P102    1,968    40,000  SH        Sole                          NA    Sole
VNUS Medical Technologies,
Inc.                           Common  928566108    6,181   929,458  SH        Sole                          NA    Sole
Zix Corp.                      Common  98974P100    1,535 2,475,000  SH        Sole                          NA    Sole
ZymoGenetics, Inc.             Common  98985T109    7,534   446,600  SH        Sole                          NA    Sole
COLUMN TOTALS                                    $433,718